OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2018	2017

Employees and related accruals	$2,504	$1,673
Royalties payments related to Milestone payments from Bayer	234	-
Accrued expenses	3,216	1,076

	$5,954	$2,749